UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

 (Exact name of registrant as specified in charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and address of agent for service)

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: December 31

Date of reporting period: August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Tarkio Fund
Schedule of Investments
August 31, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 95.19%

Arrangement of Transportation of Freight & Cargo - 2.82%
275	Expeditors International of Washington, Inc.	$ 12,513

Beverages - 2.38%
150	Coca Cola Co.	10,568

Drawing & Insulating of Nonferrous Wire - 5.76%
1,700	Corning, Inc.	25,551

Fire, Marine & Casualty Insurance - 6.39%
325	Berkshire Hathaway, Inc. Class-B *	23,725
150	Berkley W R Corp.	4,634
		28,359
Food & Kindred Products - 2.52%
350	Campbell Soup Co.	11,155

Industrial Instruments for Measurement, Display & Control - 2.89%
400	Cognex Corp.	12,800

Industrial Trucks, Tractors, Trailers & Stackers - 5.82%
1,600	Terex Corp. *	25,808

Instruments For Measuring & Testing of Electricity & Electric Signals - 3.33%
400	Agilent Technologies, Inc. *	14,748

Land Subdividers & Developers (No Cemeteries) - 2.49%
600	St. Joe Co. *	11,064

Millwood, Veneer, Plywood & Structural Wood Members - 3.04%
850	American Woodmark Corp.	13,481

Motor Vehicle Parts & Accessories - 3.51%
600	Gentex Corp.	15,567

National Commercial Banks - 2.39%
1,000	Synovus Financial Corp.	1,450
350	Wells Fargo & Co.	9,135
		10,585
Office Furniture - 3.92%
875	Miller Herman, Inc.	17,386

Paints, Varnishes, Lacquers, Enamels & Allied Products - 3.28%
450	Valspar Corp.	14,530

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 7.87%
700	Rogers Corp. *	34,909

Retail-Grocery Stores - 3.72%
250	Whole Foods Market, Inc.	16,510

Retail-Variety Stores - 5.31%
300	Costco Wholesale Corp.	23,562

Security Brokers, Dealers & Flotation Companies - 5.02%
1,300	SEI Investments Co.	22,243

Semiconductors & Related Devices - 3.41%
250	JDS Uniphase Corp. *	3,242
2,800	Oclaro, Inc. *	11,900
		15,142
Services-Business Services, NEC - 3.27%
800	Total System Services, Inc.	14,520

Services-Prepackaged Software - 5.45%
950	National Instruments Corp.	24,158

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.05%
375	Nucor Corp.	13,530

Surgical & Medical Instruments & Apparatus - 3.02%
325	ICU Medical, Inc. *	13,390

Telephone Communications (No Radiotelephone) - 4.52%
9,000	Level 3 Communications, Inc. *	16,200
200	TW Telecom, Inc. *	3,858
		20,058

TOTAL FOR COMMON STOCKS (Cost $425,272) - 95.19%		$ 422,137

SHORT TERM INVESTMENTS - 25.81%
114,466	Fidelity Instituitional Money Market Portfolio 0.16% ** (Cost $114,466)	114,466

TOTAL INVESTMENTS (Cost $539,738) - 121.00%		$ 536,603

OTHER ASSETS LESS LIABILITIES - (21.00%)		(93,140)

NET ASSETS - 100.00%		$ 443,463

ADR - American Depository Receipts.
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at August 31, 2011.

NOTES TO FINANCIAL STATEMENTS
Tarkio Fund
1. SECURITY TRANSACTIONS
At August 31, 2011 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $539,738 amounted to $3,136, which consisted of aggregate gross unrealized appreciation of $17,002 and aggregate gross unrealized depreciation of $20,138.

2. SECURITY VALUATION

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$422,137	$0	$0	$422,137
Exchange Traded Funds	$0	$0	$0	$0
Preferred Stocks	$0			$0
Cash Equivalents	$114,466	$0	$0	$114,466
Total	$536,603	$0	$0	$536,603

ITEM 2. CONTROLS AND PROCEDURES.

    (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

    (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date    October 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By:

/s/ Russell T. Piazza

Russell T. Piazza, Chairman of the Board, Principal Executive Officer

Date     October 24, 2011